UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05440

MFS INTERMEDIATE INCOME TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

January 31, 2013

MFS® INTERMEDIATE

INCOME TRUST

PORTFOLIO OF INVESTMENTS

1/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 98.4%
Airlines - 0.3%
Continental Airlines, Inc., FRN, 0.66%, 2013	$2,333,698	$2,323,196

Apparel Manufacturers - 0.2%
VF Corp., FRN, 1.061%, 2013	$1,350,000	$1,355,508

Asset-Backed & Securitized - 2.9%
Anthracite Ltd., “A”, CDO, FRN, 0.564%, 2019 (z)	$694,076	$684,012
ARI Fleet Lease Trust, “A”, FRN, 0.751%, 2020 (n)	472,070	473,375
Chesapeake Funding LLC, “A”, FRN, 1.955%, 2021 (z)	683,350	687,218
Chesapeake Funding LLC, “A”, FRN, 0.949%, 2023 (z)	3,563,000	3,580,687
Commercial Mortgage Acceptance Corp., FRN, 2.065%, 2030 (i)	6,954,798	218,763
Credit Suisse Mortgage Capital Certificate, FRN, 5.695%, 2040	2,000,000	2,309,386
Falcon Franchise Loan LLC, FRN, 6.022%, 2023 (i)(z)	2,384,652	268,273
Goldman Sachs Mortgage Securities Corp. II, 5.587%, 2038	2,412,661	2,554,943
Hertz Global Holdings, Inc., 4.26%, 2014 (n)	766,667	769,764
Hertz Vehicle Financing LLC, 2010-1A, “A1”, 2.6%, 2015 (n)	630,000	641,085
HLSS Servicer Advance Receivables Trust, 2013-T1, “A2”, 1.495%, 2046 (n)	2,080,000	2,081,893
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 2043	2,947,574	3,311,903
Lehman Brothers/UBS Commercial Mortgage Trust, 5.642%, 2032	1,310,128	1,365,078
Nationstar Home Equity Loan Trust, FRN, 0.333%, 2036	59,120	59,012
Wachovia Bank Commercial Mortgage Trust, 5.418%, 2045	1,922,644	2,123,204

		$21,128,596
Automotive - 2.6%
Daimler Finance North America LLC, 1.875%, 2018 (z)	$3,640,000	$3,630,263
Daimler Finance North America LLC, FRN, 1.509%, 2013 (n)	2,450,000	2,462,686
Ford Motor Credit Co. LLC, 4.207%, 2016	1,970,000	2,096,667
Harley-Davidson Financial Services, 3.875%, 2016 (n)	2,880,000	3,074,962
Toyota Motor Credit Corp., 3.2%, 2015	2,740,000	2,903,151
Volkswagen International Finance N.V., FRN, 1.06%, 2014 (n)	2,740,000	2,753,242
Volkswagen International Finance N.V., FRN, 0.911%, 2014 (n)	2,030,000	2,029,290

		$18,950,261
Banks & Diversified Financials (Covered Bonds) - 1.2%
Australia & New Zealand Banking Group, FRN, 0.915%, 2015 (n)	$1,150,000	$1,152,938
BNP Paribas Home Loan, 2.2%, 2015 (n)	2,640,000	2,729,232
Compagnie de Financement Foncier, 2.125%, 2013 (n)	1,600,000	1,605,120
Hypothekenbank Fra Lux, 5.125%, 2016	3,140,000	3,355,184

		$8,842,474
Broadcasting - 0.9%
CBS Corp., 5.75%, 2020	$940,000	$1,103,788
CBS Corp., 3.375%, 2022	2,190,000	2,220,117
Vivendi S.A., 4.75%, 2022 (n)	2,420,000	2,499,001
WPP Finance, 8%, 2014	812,000	893,983

		$6,716,889
Brokerage & Asset Managers - 1.0%
Blackstone Holdings Finance Co. LLC, 4.75%, 2023 (n)	$2,160,000	$2,299,152
Franklin Resources, Inc., 1.375%, 2017	588,000	588,600
Invesco Finance PLC, 3.125%, 2022	1,876,000	1,855,552
TD Ameritrade Holding Co., 4.15%, 2014	2,007,000	2,134,404

		$6,877,708

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Building - 0.4%
CRH PLC, 8.125%, 2018	$1,160,000	$1,423,046
Owens Corning, Inc., 4.2%, 2022	1,144,000	1,160,630

		$2,583,676
Business Services - 0.0%
Cielo S.A., 3.75%, 2022 (n)	$200,000	$192,700

Cable TV - 1.6%
Cox Communications, Inc., 3.25%, 2022 (n)	$2,925,000	$2,928,554
DIRECTV Holdings LLC, 5.875%, 2019	1,400,000	1,658,576
DIRECTV Holdings LLC, 3.8%, 2022	3,020,000	3,046,582
Myriad International Holdings B.V., 6.375%, 2017 (n)	648,000	725,760
Time Warner Cable, Inc., 4%, 2021	2,770,000	2,950,983

		$11,310,455
Chemicals - 1.3%
Dow Chemical Co., 8.55%, 2019	$3,190,000	$4,302,008
PPG Industries, Inc., 5.75%, 2013	3,465,000	3,484,920
Sociedad Quimica y Minera de Chile S.A., 6.125%, 2016	1,463,000	1,614,737

		$9,401,665
Computer Software - 0.3%
Adobe Systems, Inc., 3.25%, 2015	$1,950,000	$2,039,733

Conglomerates - 0.7%
ABB Treasury Center USA, Inc., 2.5%, 2016 (n)	$655,000	$681,790
Ingersoll-Rand Global Holding Co. Ltd., 6%, 2013	4,460,000	4,588,881

		$5,270,671
Consumer Products - 0.7%
LVMH Moet Hennessy Louis Vuitton S.A., 1.625%, 2017 (n)	$1,860,000	$1,868,115
Newell Rubbermaid, Inc., 2%, 2015	2,000,000	2,036,656
Newell Rubbermaid, Inc., 4.7%, 2020	1,280,000	1,404,388

		$5,309,159
Consumer Services - 0.2%
Experian Finance PLC, 2.375%, 2017 (n)	$1,154,000	$1,174,785

Defense Electronics - 0.2%
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	$1,400,000	$1,663,805

Electrical Equipment - 0.3%
Ericsson, Inc., 4.125%, 2022	$2,190,000	$2,232,221

Emerging Market Quasi-Sovereign - 4.9%
Banco do Brasil (Cayman Branch), 6%, 2020 (n)	$1,430,000	$1,648,075
Banco do Brasil S.A., 3.875%, 2022	200,000	198,000
Banco do Nordeste do Brasil (BNB), 3.625%, 2015 (n)	992,000	1,021,760
BNDES Participacoes S.A., 6.5%, 2019 (n)	3,267,000	3,920,400
BNDES Participacoes S.A., 5.5%, 2020 (n)	138,000	160,080
Caixa Economica Federal, 3.5%, 2022 (n)	151,000	150,245
CEZ A.S., 4.25%, 2022 (n)	349,000	367,050
CNOOC Finance (2012) Ltd., 3.875%, 2022 (n)	224,000	233,543
CNPC (HK) Overseas Capital Ltd., 4.5%, 2021 (n)	1,090,000	1,197,154
Corporacion Financiera de Desarrollo S.A., 4.75%, 2022 (n)	228,000	250,230

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Emerging Market Quasi-Sovereign - continued
Corporacion Nacional del Cobre de Chile, 4.75%, 2014 (n)	$1,312,000	$1,385,772
Corporacion Nacional del Cobre de Chile, 3.75%, 2020 (n)	840,000	884,125
Development Bank of Kazakhstan, 4.125%, 2022 (n)	259,000	264,828
Empresa Nacional del Petroleo, 6.25%, 2019	723,000	822,587
Gaz Capital S.A., 3.85%, 2020 (z)	2,073,000	2,073,622
Gaz Capital S.A., 5.999%, 2021 (n)	2,578,000	2,903,473
Gaz Capital S.A., 4.95%, 2022 (n)	241,000	252,448
Gazprom Neft, 4.375%, 2022 (n)	508,000	510,032
Korea Gas Corp., 2.25%, 2017 (n)	1,630,000	1,649,302
Petrobras International Finance Co., 5.375%, 2021	2,479,000	2,716,037
Petroleos Mexicanos, 6%, 2020	2,970,000	3,489,750
Petronas Capital Ltd., 7.875%, 2022	1,089,000	1,534,745
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019 (n)	1,584,000	1,982,376
Rosneft, 3.149%, 2017 (z)	1,273,000	1,274,591
Rosneft, 4.199%, 2022 (n)	2,118,000	2,118,000
Sinopec Group Overseas Development (2012) Ltd., 3.9%, 2022 (n)	303,000	319,783
Transnet SOC Ltd., 4.5%, 2016 (n)	212,000	223,641
VTB Capital S.A., 6.465%, 2015 (n)	857,000	917,419
VTB Capital S.A., 6%, 2017 (n)	830,000	888,100

		$35,357,168
Emerging Market Sovereign - 1.3%
Republic of Peru, 9.875%, 2015	$485,000	$566,723
Republic of Poland, 5%, 2022	772,000	887,800
Republic of Slovakia, 4.375%, 2022 (n)	2,960,000	3,161,280
Russian Federation, 4.5%, 2022 (n)	400,000	441,920
United Mexican States, 3.625%, 2022	3,754,000	4,026,165

		$9,083,888
Energy - Independent - 0.2%
Hess Corp., 8.125%, 2019	$1,230,000	$1,574,287

Energy - Integrated - 2.1%
BG Energy Capital PLC, 2.875%, 2016 (n)	$2,320,000	$2,470,055
BP Capital Markets PLC, 4.5%, 2020	853,000	970,853
BP Capital Markets PLC, 4.742%, 2021	1,810,000	2,089,346
Husky Energy, Inc., 5.9%, 2014	2,755,000	2,947,528
Petro-Canada, 6.05%, 2018	904,000	1,094,453
Petro-Canada Financial Partnership, 5%, 2014	2,140,000	2,294,367
Total Capital International S.A., 1.5%, 2017	1,000,000	1,011,302
TOTAL S.A., 3%, 2015	1,860,000	1,959,026

		$14,836,930
Financial Institutions - 1.4%
General Electric Capital Corp., 4.8%, 2013	$2,120,000	$2,143,191
General Electric Capital Corp., 6%, 2019	1,180,000	1,427,181
General Electric Capital Corp., 3.15%, 2022	2,000,000	1,982,784
General Electric Capital Corp., 3.1%, 2023	1,102,000	1,088,513
LeasePlan Corp. N.V., 3%, 2017 (n)	1,970,000	1,990,882
NYSE Euronext, 2%, 2017	1,558,000	1,590,706

		$10,223,257
Food & Beverages - 2.8%
Anheuser-Busch InBev S.A., 7.75%, 2019	$2,780,000	$3,669,467
Cadbury Schweppes U.S. Finance, 5.125%, 2013	1,590,000	1,631,453

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Food & Beverages - continued
Campbell Soup Co., 2.5%, 2022		$1,148,000	$1,116,190
Conagra Foods, Inc., 5.875%, 2014		2,240,000	2,371,788
Conagra Foods, Inc., 1.3%, 2016		1,680,000	1,684,694
Diageo Capital PLC, 7.375%, 2014		2,200,000	2,339,236
Diageo Capital PLC, 1.5%, 2017		1,530,000	1,542,525
Grupo Bimbo S.A.B. de C.V., 4.5%, 2022 (n)		290,000	314,838
Kraft Foods Group, Inc., 6.125%, 2018		1,310,000	1,599,289
Mead Johnson Nutrition Co., “A”, 4.9%, 2019		611,000	691,601
Mondelez International, Inc., 6.75%, 2014		1,390,000	1,475,839
Tyson Foods, Inc., 4.5%, 2022		1,447,000	1,556,126

			$19,993,046
Food & Drug Stores - 0.2%
CVS Caremark Corp., 3.25%, 2015		$1,096,000	$1,158,753

Forest & Paper Products - 0.3%
Votorantim Participacoes S.A., 6.75%, 2021 (n)		$2,063,000	$2,444,655

Gaming & Lodging - 0.2%
Wyndham Worldwide Corp., 2.95%, 2017		$1,686,000	$1,713,863

Industrial - 0.8%
Johns Hopkins University, 5.25%, 2019		$2,175,000	$2,625,699
Princeton University, 4.95%, 2019		2,860,000	3,373,453

			$5,999,152
Insurance - 3.5%
American International Group, Inc., 3%, 2015		$3,680,000	$3,821,695
Jackson National Life Global Funding, 5.375%, 2013 (n)		5,000,000	5,064,575
Lincoln National Corp., 4.3%, 2015		1,360,000	1,466,444
MetLife, Inc., 1.756%, 2017		575,000	576,712
Metropolitan Life Global Funding I, 5.125%, 2013 (n)		2,815,000	2,839,141
Metropolitan Life Global Funding I, 5.125%, 2014 (n)		1,020,000	1,081,972
New York Life Global Funding, 4.65%, 2013 (n)		3,000,000	3,033,495
Principal Financial Group, Inc., 8.875%, 2019		2,230,000	3,018,278
Prudential Financial, Inc., 6.2%, 2015		2,210,000	2,429,831
UnumProvident Corp., 6.85%, 2015 (n)		1,740,000	1,959,094

			$25,291,237
Insurance - Health - 0.2%
Wellpoint, Inc., 1.25%, 2015		$1,220,000	$1,228,957

Insurance - Property & Casualty - 2.0%
ACE Ltd., 2.6%, 2015		$2,000,000	$2,101,748
Aon Corp., 3.5%, 2015		2,750,000	2,891,006
AXIS Capital Holdings Ltd., 5.875%, 2020		1,610,000	1,799,333
Liberty Mutual Group, Inc., 4.95%, 2022 (n)		2,197,000	2,385,935
PartnerRe Ltd., 5.5%, 2020		2,120,000	2,386,573
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)		3,000,000	3,180,000

			$14,744,595
International Market Quasi-Sovereign - 2.3%
Eksportfinans A.S.A., 1.6%, 2014	JPY	350,000,000	$3,677,670
Electricite de France PLC, 5.5%, 2014 (n)		$3,475,000	3,633,926
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)		2,315,000	2,399,914

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
International Market Quasi-Sovereign - continued
Statoil A.S.A., 1.8%, 2016		$1,420,000	$1,462,569
Swedish Export Credit Corp., FRN, 1.06%, 2014		3,300,000	3,331,703
Westpac Banking Corp., 3.45%, 2014 (n)		2,015,000	2,103,096

			$16,608,878
International Market Sovereign - 16.3%
Commonwealth of Australia, 5.75%, 2021	AUD	916,000	$1,123,445
Federal Republic of Germany, 3.75%, 2015	EUR	8,922,000	12,918,083
Federal Republic of Germany, 4.25%, 2018	EUR	2,608,000	4,179,259
Government of Bermuda, 5.603%, 2020 (n)		$1,098,000	1,273,680
Government of Canada, 4.5%, 2015	CAD	1,980,000	2,135,121
Government of Canada, 4.25%, 2018	CAD	1,024,000	1,166,974
Government of Canada, 5.75%, 2033	CAD	358,000	541,472
Government of Japan, 1.7%, 2017	JPY	806,000,000	9,385,500
Government of Japan, 1.1%, 2020	JPY	800,000,000	9,164,818
Kingdom of Belgium, 5.5%, 2017	EUR	2,494,000	4,052,858
Kingdom of Denmark, 3%, 2021	DKK	5,323,000	1,091,907
Kingdom of Spain, 4.6%, 2019	EUR	4,110,000	5,685,141
Kingdom of Sweden, 5%, 2020	SEK	3,830,000	740,597
Kingdom of the Netherlands, 3.75%, 2014	EUR	1,389,000	1,979,908
Kingdom of the Netherlands, 4%, 2016	EUR	2,000,000	3,027,190
Republic of Austria, 4.65%, 2018	EUR	4,138,000	6,590,595
Republic of France, 5%, 2016	EUR	9,214,000	14,439,827
Republic of Iceland, 4.875%, 2016 (n)		$2,179,000	2,329,351
Republic of Iceland, 5.875%, 2022 (n)		336,000	380,050
Republic of Italy, 5.25%, 2017	EUR	11,388,000	16,932,515
State of Israel, 4%, 2022		$3,752,000	4,024,020
United Kingdom Treasury, 8%, 2015	GBP	7,664,000	14,755,324

			$117,917,635
Local Authorities - 0.9%
Louisiana Gas & Fuels Tax Rev. (Build America Bonds), FRN, 3%, 2043		$2,780,000	$2,792,093
Province of Ontario, 4.75%, 2016		3,000,000	3,356,700

			$6,148,793
Machinery & Tools - 0.1%
Atlas Copco AB, 5.6%, 2017 (n)		$510,000	$588,364

Major Banks - 10.1%
ABN AMRO Bank N.V., 4.25%, 2017 (n)		$1,997,000	$2,165,487
ABN AMRO Bank N.V., FRN, 2.071%, 2014 (n)		3,010,000	3,048,347
Bank of America Corp., 4.9%, 2013		2,300,000	2,323,955
Bank of America Corp., 7.375%, 2014		200,000	215,715
Bank of America Corp., 1.5%, 2015		1,780,000	1,784,651
Bank of America Corp., 6.5%, 2016		1,420,000	1,641,888
Bank of America Corp., 3.3%, 2023		1,335,000	1,316,598
Barclays Bank PLC, 5.125%, 2020		2,760,000	3,134,377
Commonwealth Bank of Australia, 5%, 2019 (n)		2,560,000	2,996,549
Credit Suisse New York, 5.5%, 2014		3,790,000	4,018,840
DBS Bank Ltd., 2.35%, 2017 (n)		2,430,000	2,495,433
Goldman Sachs Group, Inc., 5.75%, 2022		3,044,000	3,548,184
HSBC Holdings PLC, 4%, 2022		1,839,000	1,958,629
HSBC USA, Inc., 4.875%, 2020		3,370,000	3,747,207
ING Bank N.V., FRN, 1.358%, 2013 (n)		1,230,000	1,231,038
ING Bank N.V., FRN, 1.71%, 2014 (n)		4,650,000	4,707,902

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Major Banks - continued
JPMorgan Chase & Co., 4.625%, 2021	$2,890,000	$3,223,509
JPMorgan Chase & Co., FRN, 1.102%, 2014	1,300,000	1,309,516
Kookmin Bank, 7.25%, 2014 (n)	2,100,000	2,257,151
Macquarie Bank Ltd., 5%, 2017 (n)	918,000	1,006,103
Macquarie Group Ltd., 6%, 2020 (n)	1,971,000	2,143,697
Merrill Lynch & Co., Inc., 6.15%, 2013	2,190,000	2,216,703
Morgan Stanley, 6%, 2014	2,330,000	2,469,816
Morgan Stanley, 6.625%, 2018	1,532,000	1,804,822
Morgan Stanley, 5.625%, 2019	640,000	725,851
National Australia Bank Ltd., 2%, 2015	2,920,000	2,991,397
Royal Bank of Scotland PLC, 2.55%, 2015	996,000	1,026,912
Santander International Debt S.A., 2.991%, 2013 (n)	2,100,000	2,113,503
Standard Chartered PLC, 3.85%, 2015 (n)	2,320,000	2,448,389
Wells Fargo & Co., 3.75%, 2014	2,900,000	3,054,689
Wells Fargo & Co., 7.98% to 2018, FRN to 2049	1,190,000	1,368,500
Westpac Banking Corp., 2%, 2017	2,320,000	2,374,455

		$72,869,813
Medical & Health Technology & Services - 1.0%
Covidien International Finance S.A., 1.35%, 2015	$2,000,000	$2,027,966
Express Scripts Holding Co., 3.9%, 2022	1,446,000	1,532,381
Thermo Fisher Scientific, Inc., 2.25%, 2016	3,650,000	3,768,669

		$7,329,016
Metals & Mining - 0.6%
ArcelorMittal, 6.5%, 2014	$2,070,000	$2,169,000
Vale Overseas Ltd., 5.625%, 2019	492,000	559,052
Vale Overseas Ltd., 4.625%, 2020	1,561,000	1,662,894

		$4,390,946
Mortgage-Backed - 5.6%
Fannie Mae, 4.607%, 2014	$2,539,481	$2,604,123
Fannie Mae, 4.825%, 2014	2,902,204	3,017,142
Fannie Mae, 5.409%, 2014	1,698,735	1,789,146
Fannie Mae, 4.62%, 2015	868,869	916,380
Fannie Mae, 4.907%, 2015	837,546	902,534
Fannie Mae, 5.395%, 2016	1,267,822	1,406,891
Fannie Mae, 5.424%, 2016	2,185,531	2,444,278
Fannie Mae, 6%, 2016	230,226	244,403
Fannie Mae, 1.114%, 2017	2,370,000	2,385,185
Fannie Mae, 5.5%, 2017 - 2025	2,226,776	2,406,706
Fannie Mae, 4.5%, 2019	2,459,980	2,649,092
Fannie Mae, 5%, 2019 - 2020	459,913	497,641
Fannie Mae, 6.5%, 2031	2,108,546	2,384,247
Freddie Mac, 3.882%, 2017	1,423,992	1,586,693
Freddie Mac, 5.5%, 2017 - 2020	2,408,291	2,603,605
Freddie Mac, 6%, 2017 - 2034	492,106	535,870
Freddie Mac, 5%, 2019	1,370,607	1,469,976
Freddie Mac, 4.224%, 2020	2,249,154	2,574,458
Ginnie Mae, 6%, 2033	848,914	962,214
Ginnie Mae, 6%, 2036 (f)	829,968	933,586
Ginnie Mae, 5.612%, 2058	3,174,179	3,378,250
Ginnie Mae, 6.357%, 2058	2,584,233	2,787,426

		$40,479,846

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Natural Gas - Distribution - 0.4%
GDF Suez, 1.625%, 2017 (n)	$2,700,000	$2,686,338

Natural Gas - Pipeline - 1.8%
Energy Transfer Partners LP, 8.5%, 2014	$2,109,000	$2,288,060
Energy Transfer Partners LP, 3.6%, 2023	3,000,000	2,966,433
Enterprise Products Operating LP, 3.7%, 2015	2,930,000	3,105,551
Enterprise Products Partners LP, 5.65%, 2013	376,000	378,674
Sunoco Logistics Partner LP, 3.45%, 2023	1,718,000	1,695,872
TransCanada PipeLines Ltd., 3.4%, 2015	1,957,000	2,077,553
Williams Cos., Inc., 3.7%, 2023	807,000	794,730

		$13,306,873
Network & Telecom - 0.7%
AT&T, Inc., 3.875%, 2021	$3,700,000	$4,018,877
Verizon Communications, Inc., 8.75%, 2018	689,000	941,639

		$4,960,516
Oil Services - 0.6%
Noble Corp., 5.875%, 2013	$2,200,000	$2,232,164
Noble Corp., 3.45%, 2015	1,030,000	1,083,801
Transocean, Inc., 2.5%, 2017	962,000	965,283

		$4,281,248
Other Banks & Diversified Financials - 6.7%
American Express Credit Corp., FRN, 1.41%, 2015	$3,970,000	$4,043,898
Banco de Credito Inversion, 3%, 2017 (n)	200,000	204,217
Bancolombia S.A., 5.125%, 2022	165,000	170,775
Bangkok Bank (Hong Kong), 3.875%, 2022 (n)	204,000	208,781
BB&T Corp., 2.05%, 2014	2,030,000	2,065,007
Capital One Financial Corp., 2.15%, 2015	1,058,000	1,079,551
Capital One Financial Corp., FRN, 1.454%, 2014	2,780,000	2,808,059
Capital One Financial Corp., FRN, 0.952%, 2015	1,160,000	1,162,522
Citigroup, Inc., 5.5%, 2013	5,500,000	5,549,929
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	2,556,000	3,126,576
Intesa Sanpaolo S.p.A, 3.875%, 2018	1,752,000	1,722,009
Intesa Sanpaolo S.p.A., FRN, 2.711%, 2014 (n)	1,540,000	1,550,407
Lloyds TSB Bank PLC, 5.8%, 2020 (n)	2,080,000	2,445,905
National Bank of Canada, 1.5%, 2015	1,760,000	1,786,602
Rabobank Nederland N.V., 3.375%, 2017	1,757,000	1,886,417
Rabobank Nederland N.V., 3.95%, 2022	2,716,000	2,716,961
Santander Holdings USA, Inc., 4.625%, 2016	450,000	478,575
Santander UK PLC, 3.875%, 2014 (n)	3,440,000	3,576,492
SunTrust Banks, Inc., 3.5%, 2017	2,237,000	2,389,436
Svenska Handelsbanken AB, 4.875%, 2014 (n)	3,060,000	3,223,741
Swedbank AB, 2.125%, 2017 (n)	1,882,000	1,914,890
Turkiye Is Bankasi A.S., 3.875%, 2017 (n)	201,000	206,276
U.S. Bancorp, 2.95%, 2022	1,316,000	1,304,723
Union Bank, FRN, 1.26%, 2014	2,500,000	2,519,840

		$48,141,589
Personal Computers & Peripherals - 0.2%
Equifax, Inc., 3.3%, 2022	$1,468,000	$1,437,052

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Pharmaceuticals - 2.3%
AbbVie, Inc., 2.9%, 2022 (n)	$2,350,000	$2,323,330
Celgene Corp., 3.95%, 2020	2,320,000	2,486,015
Hospira, Inc., 6.05%, 2017	1,060,000	1,222,813
Pfizer, Inc., 6.2%, 2019	1,970,000	2,467,892
Roche Holdings, Inc., 6%, 2019 (n)	2,060,000	2,549,917
Sanofi, 1.2%, 2014	1,550,000	1,568,862
Teva Pharmaceutical Finance III, FRN, 1.193%, 2013	3,120,000	3,138,006
Teva Pharmaceutical Finance LLC, 2.25%, 2020	725,000	723,344

		$16,480,179
Pollution Control - 0.4%
Republic Services, Inc., 5.25%, 2021	$2,620,000	$3,042,216

Printing & Publishing - 0.3%
Pearson Funding Four PLC, 3.75%, 2022 (n)	$1,458,000	$1,504,146
Pearson PLC, 5.5%, 2013 (n)	410,000	414,572

		$1,918,718
Real Estate - 0.9%
Boston Properties LP, REIT, 3.7%, 2018	$1,476,000	$1,605,723
Health Care REIT, Inc., 2.25%, 2018	828,000	831,454
Kimco Realty Corp., REIT, 6.875%, 2019	690,000	868,600
WEA Finance LLC, REIT, 6.75%, 2019 (n)	2,290,000	2,824,749

		$6,130,526
Retailers - 1.4%
AutoZone, Inc., 6.5%, 2014	$2,660,000	$2,807,308
Kohl’s Corp., 3.25%, 2023	2,282,000	2,141,294
Macy’s, Inc., 7.875%, 2015	2,670,000	3,105,787
Wesfarmers Ltd., 6.998%, 2013 (n)	2,330,000	2,352,969

		$10,407,358
Specialty Chemicals - 0.3%
Airgas, Inc., 2.95%, 2016	$1,900,000	$2,012,165

Supermarkets - 0.0%
Kroger Co., 5%, 2013	$303,000	$305,680

Supranational - 0.9%
Corporacion Andina de Fomento, 5.2%, 2013	$3,000,000	$3,035,727
Corporacion Andina de Fomento, 4.375%, 2022	2,950,000	3,207,219

		$6,242,946
Telecommunications - Wireless - 1.6%
America Movil S.A.B. de C.V., 2.375%, 2016	$1,007,000	$1,041,125
America Movil S.A.B. de C.V., 3.125%, 2022	1,800,000	1,788,322
Crown Castle Towers LLC, 6.113%, 2020 (n)	2,934,000	3,549,888
Rogers Communications, Inc., 6.8%, 2018	1,490,000	1,872,097
Vodafone Group PLC, 5%, 2013	3,000,000	3,118,023

		$11,369,455
Tobacco - 1.2%
Altria Group, Inc., 8.5%, 2013	$2,700,000	$2,863,512
B.A.T. International Finance PLC, 8.125%, 2013 (n)	2,250,000	2,374,601
Lorillard Tobacco Co., 8.125%, 2019	1,316,000	1,677,674

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Tobacco - continued
Lorillard Tobacco Co., 6.875%, 2020	$1,340,000	$1,623,557

		$8,539,344
Transportation - Services - 0.4%
ERAC USA Finance Co., 2.75%, 2013 (n)	$1,500,000	$1,513,112
ERAC USA Finance Co., 2.75%, 2017 (n)	1,247,000	1,294,633

		$2,807,745
U.S. Government Agencies and Equivalents - 1.8%
Aid-Egypt, 4.45%, 2015	$3,963,000	$4,379,388
National Credit Union Administration Guaranteed Note, 2.9%, 2020	520,000	554,745
Small Business Administration, 6.35%, 2021	834,955	929,306
Small Business Administration, 6.34%, 2021	509,727	565,186
Small Business Administration, 6.44%, 2021	534,715	597,918
Small Business Administration, 6.625%, 2021	669,152	751,546
Small Business Administration, 5.34%, 2021	1,604,246	1,768,144
Small Business Administration, 4.93%, 2024	893,870	985,710
Small Business Administration, 5.36%, 2025	1,289,252	1,462,018
Small Business Administration, 5.39%, 2025	902,465	1,029,972

		$13,023,933
U.S. Treasury Obligations - 0.0%
U.S. Treasury Notes, 10.625%, 2015	$30,000	$37,765

Utilities - Electric Power - 4.9%
Allegheny Energy, Inc., 5.75%, 2019 (n)	$2,820,000	$3,166,612
Dominion Resources, Inc., 1.95%, 2016	2,660,000	2,742,319
Duke Energy Corp., 5.65%, 2013	1,800,000	1,833,435
Duke Energy Corp., 3.35%, 2015	3,280,000	3,450,422
E.ON International Finance B.V., 5.8%, 2018 (n)	3,000,000	3,588,690
Enel Finance International S.A., 6.25%, 2017 (n)	2,240,000	2,506,992
Exelon Generation Co. LLC, 5.35%, 2014	2,300,000	2,398,659
Exelon Generation Co. LLC, 5.2%, 2019	1,340,000	1,515,574
Georgia Power Co., 6%, 2013	1,350,000	1,404,351
Iberdrola Finance Ireland Ltd., 3.8%, 2014 (n)	3,950,000	4,077,798
NextEra Energy Capital Co., 1.2%, 2015	245,000	246,967
Oncor Electric Delivery Co., 4.1%, 2022	2,206,000	2,376,850
PPL WEM Holdings PLC, 3.9%, 2016 (n)	2,800,000	2,949,386
Progress Energy, Inc., 3.15%, 2022	3,318,000	3,321,843

		$35,579,898
Total Bonds		$710,068,125

Money Market Funds - 0.8%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value (v)	6,087,203	$6,087,203
Total Investments		$716,155,328

Other Assets, Less Liabilities - 0.8%		5,576,345
Net Assets - 100.0%		$721,731,673

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $182,879,925 representing 25.3% of net assets.

Portfolio of Investments (unaudited) – continued

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Anthracite Ltd., “A”, CDO, FRN, 0.564%, 2019	1/28/10	$544,830	$684,012
Chesapeake Funding LLC, “A”, FRN, 1.955%, 2021	8/09/12	690,152	687,218
Chesapeake Funding LLC, “A”, FRN, 0.949%, 2023	5/10/12	3,563,000	3,580,687
Daimler Finance North America LLC, 1.875%, 2018	1/07/13	3,624,990	3,630,263
Falcon Franchise Loan LLC, FRN, 6.022%, 2023	1/18/02	82,721	268,273
Gaz Capital S.A., 3.85%, 2020	1/30/13	2,073,000	2,073,622
Rosneft, 3.149%, 2017	11/29/12	1,273,000	1,274,591
Total Restricted Securities			$12,198,666
% of Net assets			1.7%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona

Derivative Contracts at 1/31/13

Forward Foreign Currency Exchange Contracts at 1/31/13

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	Westpac Banking Corp.	1,046,933	4/15/13	$1,089,569	$1,086,046	$3,523
SELL	CAD	Merrill Lynch International Bank	3,738,879	4/15/13	3,780,155	3,742,667	37,488
SELL	GBP	Barclays Bank PLC	5,022,739	4/15/13	8,077,669	7,963,067	114,602
SELL	GBP	Deutsche Bank AG	5,022,739	4/15/13	8,081,737	7,963,067	118,670
SELL	JPY	Credit Suisse Group	997,569,203	4/15/13	11,383,358	10,914,272	469,086
SELL	JPY	Merrill Lynch International Bank	997,569,203	4/15/13	11,371,679	10,914,272	457,407

							$1,200,776

Liability Derivatives
SELL	DKK	Deutsche Bank AG	5,910,342	4/15/13	$1,039,282	$1,076,359	$(37,077)
SELL	EUR	Deutsche Bank AG	948,332	4/15/13	1,240,572	1,288,134	(47,562)
SELL	EUR	JPMorgan Chase Bank N.A.	948,332	4/15/13	1,240,472	1,288,134	(47,662)
SELL	EUR	UBS AG	49,207,954	3/18/13	64,398,843	66,830,541	(2,431,698)
SELL	SEK	Deutsche Bank AG	3,826,086	4/15/13	586,293	600,889	(14,596)

							$(2,578,595)

Portfolio of Investments (unaudited) – continued

Futures Contracts Outstanding at 1/31/13

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr (Long)	USD	198	$24,499,406	March - 2013	$(136,818)
U.S. Treasury Note 10 yr (Long)	USD	60	$7,876,875	March - 2013	(131,138)

					$(267,956)

At January 31, 2013, the fund had liquid securities with an aggregate value of $189,802 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

1/31/13 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of January 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$13,061,698	$—	$13,061,698
Non-U.S. Sovereign Debt	—	185,210,515	—	185,210,515
U.S. Corporate Bonds	—	276,719,298	—	276,719,298
Residential Mortgage-Backed Securities	—	40,538,858	—	40,538,858
Commercial Mortgage-Backed Securities	—	12,151,550	—	12,151,550
Asset-Backed Securities (including CDOs)	—	8,918,034	—	8,918,034
Foreign Bonds	—	173,468,172	—	173,468,172
Mutual Funds	6,087,203	—	—	6,087,203
Total Investments	$6,087,203	$710,068,125	$—	$716,155,328

Other Financial Instruments
Futures Contracts	$(267,956)	$—	$—	$(267,956)
Forward Foreign Currency Exchange Contracts	—	(1,377,819)	—	(1,377,819)

For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$679,206,938
Gross unrealized appreciation	44,085,777
Gross unrealized depreciation	(7,137,387)
Net unrealized appreciation (depreciation)	$36,948,390

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,472,254	40,021,981	(37,407,032)	6,087,203

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,008	$6,087,203

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of January 31, 2013, are as follows:

United States	49.8%
United Kingdom	7.0%
France	5.5%
Germany	4.9%
Italy	3.2%
Netherlands	3.2%
Japan	3.0%
Canada	2.7%
Australia	2.7%
Other Countries	18.0%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INTERMEDIATE INCOME TRUST

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: March 18, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: March 18, 2013

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 18, 2013

*	Print name and title of each signing officer under his or her signature.